LOANS, FINANCING AND DEBENTURES - Changes in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
Beginning of the year	R$ 59,106,522
Non-cash effect
Exchange rate variation	424	R$ 1,690
End of the year	60,780,290	59,106,522
Capital Market Borrowings
LOANS, FINANCING AND DEBENTURES
Beginning of the year	59,106,522	44,015,645
Effect on cash flow
Funding	11,821,053	8,500,000
Interest paid	(5,512,449)	(3,306,894)
Amortization of principal	(13,763,329)	(6,848,652)
Non-cash effect
Effects of deconsolidation		(6,380,128)
Interest and charges incurred	5,721,589	3,865,933
Monetary variations incurred	211,492	366,669
Exchange rate variation	(89,641)	(515,681)
Adjustment resulting from contracts with resources from RGR	558,360
RGR derecognition	13,710	(573,008)
Fair value adjustment	(44,242)
Acquisition of investee control	2,753,190	19,979,111
Transfers	4,035	3,527
End of the year	R$ 60,780,290	R$ 59,106,522